Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 8,382,140	$ 6,207,882
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		6,600,213	4,683,798
Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	5,954,761	4,151,291
Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		645,452	532,507
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	1,338,195	1,203,770
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	702,068	599,333
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	481,773	489,426
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	1,032	222
Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	153,322	114,789
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		148,480	97,018
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		24,525	28,892
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		44,836	39,448
Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		79,119	28,678
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		267,382	205,780
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	27,870	$ 17,516
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,935,879
Within 1 year [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,877,058
Within 1 year [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	2,458,155
Within 1 year [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		418,903
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	775,153
Within 1 year [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	179,823
Within 1 year [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	454,751
Within 1 year [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	992
Within 1 year [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	139,587
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		90,874
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		12,320
Within 1 year [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		25,521
Within 1 year [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		53,033
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		192,539
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	255
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,038,772
1 to 3 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,686,655
1 to 3 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,520,032
1 to 3 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		166,623
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	242,655
1 to 3 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	208,539
1 to 3 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	21,846
1 to 3 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	40
1 to 3 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	12,230
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		48,865
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		10,426
1 to 3 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		17,094
1 to 3 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		21,345
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		59,957
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	640
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,067,792
3 to 5 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		866,184
3 to 5 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	829,127
3 to 5 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		37,057
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	157,318
3 to 5 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	152,167
3 to 5 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	3,646
3 to 5 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	1,505
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		8,595
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,661
3 to 5 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,193
3 to 5 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,741
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		13,709
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	21,986
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,028,730
5 to 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		898,025
5 to 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	878,514
5 to 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		19,511
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	126,455
5 to 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	124,941
5 to 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	1,514
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		146
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		118
5 to 10 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		28
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		967
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	3,137
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		310,967
Over 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		272,291
Over 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	268,933
Over 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,358
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	36,614
Over 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	36,598
Over 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1],[2]	16
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		210
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[3]	$ 1,852

[1]	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
[2]	Gold contracts are included in foreign exchange contracts.
[3]	Under the SA-CCR, excludes loan commitment derivatives.